Gain on realization of marketable securities (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 27, 2016	Apr. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 03, 2016
Business Acquisition [Line Items]
Gain/(loss) reclassified into income			$ (153)	$ (752)	$ 131
Investment owned (as percent)						23.00%
SapuraKencana
Business Acquisition [Line Items]
Proceeds from available-for-sale securities	$ 195				297
Gain/(loss) reclassified into income		$ 131	$ 0	$ (178)	$ 131
Investment owned (as percent)			8.18%